Onerous Contract Provisions - Summary of Onerous Contract Provisions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Onerous Contracts Provision [Abstract]
Onerous Contract Provisions, Beginning of Year	$ 663	$ 45
Adjustment for Change in Accounting Policy	(585)
As at January 1,	78	45
Liabilities Incurred		684
Liabilities Settled	(13)	(21)
Change in Assumptions	(9)	2
Change in Discount Rate	4	(57)
Unwinding of Discount on Onerous Contract Provisions	3	10
Onerous Contract Provisions, End of Year	63	663
Less: Current Portion	17	50
Long-Term Portion	$ 46	$ 613